Spectrum Growth Fund
SUMMARY Spectrum Growth Fund
Investment Objective
The fund seeks long-term capital appreciation
and growth of income with current income a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Spectrum Growth Fund Spectrum Growth Fund USD ($)	[1]
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee	none
Maximum account fee	$ 20	[2]
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Spectrum Growth Fund Spectrum Growth Fund [1]
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.79%
Total annual fund operating expenses	0.79%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Spectrum Growth Fund | Spectrum Growth Fund | USD ($)	81	252	439	978

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund broadly diversifies its assets among a set of T. Rowe Price mutual funds representing specific market segments. The fund, which normally invests in a variety of domestic and international equity funds and, from time to time, a money market fund, seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund can invest in funds holding U.S. and international stocks, small-cap, mid-cap, and large-cap stocks, and growth and value stocks.

Within the ranges shown in the following table, the portfolio manager decides how much of the fund's assets to allocate to underlying fund investments based on the outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

Asset Allocation Ranges for Underlying Funds
Spectrum Growth Fund	Investment Range
Blue Chip Growth	5%-25%
Emerging Markets Stock	0%-10%
Equity Income	5%-25%
Growth Stock	5%-25%
International Discovery	0%-10%
International Growth & Income	0%-20%
International Stock	0%-20%
Mid-Cap Growth	0%-15%
Mid-Cap Value	0%-15%
New Horizons	0%-15%
Real Assets	0%-10%
Small-Cap Value	0%-15%
U.S. Treasury Money	0%-25%
Value	5%-25%

The fund may sell shares of the underlying funds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

International investing risk Investing in funds that hold the securities of non-U.S. issuers involves special risks not typically associated with investing in funds that hold the securities of U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markings, and the imposition of local taxes and restrictions on gaining access to sales proceeds for foreign investors.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Market capitalization risk Because the fund may invest in funds that hold companies of any size, its share price could be more volatile than a fund that has exposure to only large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Risks of bond and money market investing Bonds and money market securities have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Generally, securities with longer maturities or durations and funds with longer weighted average maturities or durations carry greater interest rate risk. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. Credit risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that an underlying fund may not be able to sell a holding in a timely manner at a desired price.
Performance
The bar chart showing calendar year returns and the average annual total returns table provide some indication of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Spectrum Growth Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	21.62%
Worst Quarter	12/31/08	-24.66%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - Spectrum Growth Fund		1 Year	5 Years	10 Years
Spectrum Growth Fund		0.75%	9.27%	6.61%
Spectrum Growth Fund | Returns after taxes on distributions		(1.99%)	7.95%	5.59%
Spectrum Growth Fund | Returns after taxes on distributions and sale of fund shares		2.63%	7.33%	5.28%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		0.48%	12.18%	7.35%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	7.31%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[1]	(0.91%)	9.22%	6.06%
Lipper Multi-Cap Core Funds Index		(1.47%)	10.17%	6.49%
[1]	Combined Index Portfolio is an unmanaged blended benchmark that was composed of the S&P 500 Index (ranging from 80%-87.5%) and the MSCI EAFE Index (ranging from 12.5%-20%) through 8/31/08. From 9/1/08 through 4/30/11, the blended benchmark was composed of 80% the Russell 3000 Index and 20% the MSCI All Country World ex USA Index. From 5/1/11 through 7/31/12, the blended benchmark was composed of the Russell 3000 Index (ranging from 80%-70%) and the MSCI All Country World ex USA Index (ranging from 20%-30%). From 8/1/12 through 3/10/15, the blended benchmark was composed of 70% the Russell 3000 Index and 30% the MSCI All Country World ex USA Index. Since 3/11/15, the blended benchmark has been composed of 70% the Russell 3000 Index and 30% the MSCI All Country World ex USA Investable Market Index (IMI). The indices and percentages may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.